Leases (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Right-of-use assets
Right-of-use assets at the beginning of the period			$ 1,033
Right-of-use assets at the end of the period	$ 759		759
Lease liabilities
Lease expense (Note 14)	9	$ 15	19	$ 31
Lease liabilities, current portion	427		427		$ 472
Lease liabilities, non-current portion	224		224		$ 414
Lease expense incurred for low value leases not included in the measurement of the right-of-use assets and lease liabilities	16		102
Vessel equipment
Right-of-use assets
Right-of-use assets at the beginning of the period			1,033
Depreciation expense			(274)
Right-of-use assets at the end of the period	759		759
Lease liabilities
Lease liabilities at the beginning of the period			886
Lease expense (Note 14)			19
Payments			(254)
Lease liabilities at the end of the period	651		651
Lease liabilities, current portion	427		427
Lease liabilities, non-current portion	$ 224		$ 224